Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies (Textual)
Income tax benefit, percentage	50.00%
Deposit liabilities, description	Monthly deposits, at a rate of 8.33% of their monthly salary.
Severance expenses	$ 44,511	$ 39,194	$ 36,456
Forfeiture fair value amount	$ 4,379
Warrants [Member]
Significant Accounting Policies (Textual)
Anti-dilutive total number of shares outstanding diluted loss per share	2,834,410	2,542,262	2,241,112
Stock Options [Member]
Significant Accounting Policies (Textual)
Anti-dilutive total number of shares outstanding diluted loss per share	836,514	1,021,917	697,595